PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2014	2013
Premises:
Land	$10,565,633	$9,891,750
Buildings and improvements	25,872,002	22,966,215
Equipment	11,663,195	9,558,090
Construction in progress	188,146	32,985
	48,288,976	42,449,040
Less accumulated depreciation and amortization	13,479,133	10,377,299
	$34,809,843	$32,071,741

The amounts charged to operating expense for depreciation were $1,552,297 and $1,379,748 in 2014 and 2013, respectively.